SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES Short Term Borrowings, Long-Term Debt and Credit Facilities - Narrative (Details) $ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Short-term Debt [Line Items]
Ratio of Indebtedness to Net Capital	0.60
Short-term Debt, Weighted Average Interest Rate, at Point in Time		2.79%
2018 Senior Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 12.7